Employee Benefits - Summary of Share Plans (Detail) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Euro [Member] EUR (€)	Dec. 31, 2013 Euro [Member] EUR (€)	Dec. 31, 2012 Euro [Member] EUR (€)	Dec. 31, 2014 USD [Member] USD ($)	Dec. 31, 2013 USD [Member] USD ($)	Dec. 31, 2012 USD [Member] USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total fair value at vesting date of shares vested during the year (in thousands)	€ 56,214	€ 38,280	€ 16,179	$ 76,605	$ 51,798	$ 5,392
Weighted average fair value of shares granted	€ 65.71	€ 55.83	€ 36.15	$ 84.62	$ 83.58	$ 47.71